PREFERRED LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Disclsoure of Preferred Limited Partners Equity [Abstract]
Schedule of Preferred Limited Partners' Equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2026	2025	June 30, 2026	December 31, 2025
Series 7 (C$175)	—	—	January 2026	$—	$3	$—	$128
Series 13 (C$250)	10.00	6.05	April 2028	5	5	196	196
Series 17 ($200)	8.00	5.25	March 2025	5	5	195	195
Series 18 (C$150)	6.00	5.50	April 2027	4	4	115	115
Series 19 (C$200)	8.00	5.75	July 2031	1	—	141	—
	32.00			$15	$17	$647	$634